PREFERRED STOCK (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 25, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated		200,000	200,000
Share issued		200,000	200,000
Preferred stock voting rights		Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company's common stock for an aggregate of 10 votes.	Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company's common stock for an aggregate of 10 votes.
Number of shares cancelled					50,000,000
Common stock, shares issued					16,667
Preferred stock, shares issued		56,671	16,671	16,671
Preferred stock, shares outstanding		56,671	16,671	16,671
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued		40,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated		85,000	85,000
Share issued			67,448
Preferred stock voting rights		Holders of Series B Convertible Preferred Stock had no voting Rights. Each share of Series B Preferred Stock is convertible into one (1) share of the Company's Common Stock.	Holders of Series B Convertible Preferred Stock had no voting Rights. Each share of Series B Preferred Stock previously was convertible into one (1) share of the Company's Common Stock.
Preferred stock, shares issued		1	1	1
Preferred stock, shares outstanding		1	1	1
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Series C Non Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share issued		50,000	50,000
Preferred stock voting rights		Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company's Common Stock or other Series of Preferred Stock. In event of the liquidation of the Company, the shareholders of Series C Non-Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock and all other series of Preferred Stock except for the shareholders of Series A and Series B Convertible Preferred Stock. As of March 31, 2026 and December 31, 2025, there was one-half share of Series C Convertible Stock issued and outstanding.	Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company's Common Stock or other Series of Preferred Stock.
Preferred stock, shares issued		0.5	0.5	0.5
Preferred stock, shares outstanding		0.5	0.5	0.5
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Special 2020 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		1	1	1
Preferred stock, shares outstanding		0	0	0
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares converted		150,000,000	150,000,000
Number of shares purchase, value		$ 66,400	$ 66,400
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated		5,000,000
Preferred stock voting rights		Each share of Series D Convertible Preferred Stock shall be convertible into ten (10) shares of the Company’s Common Stock, subject to the terms and conditions set forth in the Certificate of Designation; that each share of Series D Convertible Preferred Stock shall have voting rights equal to ten (10) votes per share, voting together with the Common Stock as a single class, all shares of Series D Convertible Preferred Stock shall be subject to a one (1) year transfer and conversion lockup period from the date of issuance, during which such shares may not be transferred or converted, with no extension period.
Preferred stock, shares issued		1,940,417	0
Preferred stock, shares outstanding		1,940,417	0
Preferred stock, par value		$ 0.001	$ 0.001
Number of shares converted	1,940,417